Schedule of Investments (unaudited)
December 31, 2020
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 3.7%
NIO, Inc., ADR(a)	1,432,997	$ 69,844,274
Tesla, Inc.(a)	321,698	227,012,627
		296,856,901
Banks — 0.2%
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	25,600	14,259,906
Chemicals — 1.6%
LG Chem Ltd.	172,838	131,428,937
Diversified Consumer Services — 1.7%
Chegg, Inc.(a)(d)	899,501	81,251,925
TAL Education Group, ADR(a)	743,231	53,148,449
		134,400,374
Diversified Financial Services — 0.3%
Reinvent Technology Partners(a)	1,532,778	18,776,531
TransferWise (Acquired 06/03/19, cost $3,861,759)(a)(b)(c)	43,665	6,420,065
		25,196,596
Diversified Telecommunication Services — 0.3%
Bandwidth, Inc., Class A(a)(d)	164,980	25,352,477
Entertainment — 4.5%
Activision Blizzard, Inc.	759,885	70,555,322
NetEase, Inc., ADR	671,885	64,346,427
Netflix, Inc.(a)	54,053	29,228,079
Roku, Inc.(a)	254,942	84,645,843
Tencent Music Entertainment Group, ADR(a)(d)	3,240,052	62,338,600
Warner Music Group Corp., Class A	1,273,845	48,393,372
		359,507,643
Health Care Technology — 0.5%
Teladoc Health, Inc.(a)(d)	217,497	43,490,700
Hotels, Restaurants & Leisure — 0.2%
Airbnb, Inc., Class A(a)	118,295	17,365,706
Interactive Media & Services — 9.1%
Alphabet, Inc., Class A(a)	62,205	109,022,971
Facebook, Inc., Class A(a)	307,277	83,935,785
Kakao Corp.(a)	312,919	112,281,764
Pinterest, Inc., Class A(a)(d)	1,325,070	87,322,113
Snap, Inc., Class A(a)(d)	1,904,818	95,374,237
Tencent Holdings Ltd.	1,732,400	124,652,760
Yandex NV, Class A(a)	760,039	52,883,514
ZoomInfo Technologies, Inc., Class A(a)(d)	1,389,723	67,026,340
		732,499,484
Internet & Direct Marketing Retail — 12.8%
Alibaba Group Holding Ltd., ADR(a)	370,654	86,262,305
Amazon.com, Inc.(a)	51,720	168,448,420
Booking Holdings, Inc.(a)	25,932	57,757,566
Delivery Hero SE(a)(e)	564,066	88,213,731
DoorDash, Inc., Class A(a)	95,279	13,601,077
Ensogo Ltd.(a)(b)	94,425	1
Farfetch Ltd., Class A(a)(d)	1,906,298	121,640,875
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(b)(c)	1,900	479,655
JD Health International, Inc. (Acquired 12/01/20, cost $43,673,164)(a)(c)	4,748,800	87,828,099
Meituan, Class B(a)	2,027,330	76,315,711
MercadoLibre, Inc.(a)	69,240	115,992,233
Pinduoduo, Inc., ADR(a)(d)	618,671	109,919,276
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
THG PLC(a)	4,052,181	$ 43,222,589
Zalando SE(a)(e)	494,206	54,971,259
		1,024,652,797
IT Services — 15.3%
Adyen NV(a)(e)	27,004	62,744,922
GDS Holdings Ltd., Class A(a)	6,536,674	76,180,884
Globant SA(a)	290,166	63,143,023
GMO Payment Gateway, Inc.	444,900	59,787,159
Mastercard, Inc., Class A	276,944	98,852,392
MongoDB, Inc.(a)	184,494	66,240,726
Okta, Inc.(a)	230,382	58,576,927
Pagseguro Digital Ltd., Class A(a)(d)	1,158,683	65,905,889
PayPal Holdings, Inc.(a)	540,219	126,519,290
Shopify, Inc., Class A(a)(d)	56,666	64,143,079
Snowflake, Inc., Class A(a)	53,853	15,154,234
Square, Inc., Class A(a)	675,852	147,092,429
StoneCo Ltd., Class A(a)	1,135,874	95,322,546
Twilio, Inc., Class A(a)	365,564	123,743,414
Visa, Inc., Class A	456,458	99,841,058
		1,223,247,972
Multiline Retail — 1.0%
Magazine Luiza SA	17,337,264	83,135,041
Professional Services — 0.6%
Clarivate PLC(a)(d)	1,571,765	46,697,138
Real Estate Management & Development — 0.6%
KE Holdings, Inc., ADR(a)(d)	820,162	50,472,770
Road & Rail — 0.2%
Uber Technologies, Inc.(a)	267,712	13,653,312
Semiconductors & Semiconductor Equipment — 16.6%
Advanced Micro Devices, Inc.(a)(d)	1,252,488	114,865,674
ASML Holding NV	238,032	115,249,673
Cree, Inc.(a)	951,272	100,739,705
Inphi Corp.(a)	567,045	90,993,711
Lam Research Corp.	242,571	114,559,006
Marvell Technology Group Ltd.	2,187,751	104,005,683
Monolithic Power Systems, Inc.	263,030	96,329,477
NVIDIA Corp.	124,573	65,052,021
NXP Semiconductors NV	549,191	87,326,861
QUALCOMM, Inc.	381,945	58,185,501
Skyworks Solutions, Inc.	532,291	81,376,648
SOITEC(a)	420,301	81,506,474
STMicroelectronics NV	2,664,743	98,584,185
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,098,613	119,792,761
		1,328,567,380
Software — 20.9%
Adobe, Inc.(a)	127,959	63,994,855
Agora, Inc., ADR(a)(d)	410,154	16,225,692
Altium Ltd.	1,669,711	43,847,530
Atlassian Corp. PLC, Class A(a)	312,226	73,020,295
Autodesk, Inc.(a)	252,267	77,027,206
Avalara, Inc.(a)	329,970	54,408,753
C3.AI, Inc. (Acquired 12/09/20, cost $5,995,815)(a)(c)	198,333	26,310,900
C3.AI, Inc., Class A(a)(d)	172,442	23,926,327
Cadence Design Systems, Inc.(a)	522,040	71,221,917
Crowdstrike Holdings, Inc., Class A(a)	388,111	82,209,672
Databricks, Inc. (Acquired 07/24/20-09/02/20, cost $5,122,891)(a)(b)(c)	106,661	7,176,152

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
DocuSign, Inc.(a)(d)	250,674	$ 55,724,830
Elastic NV(a)	465,930	68,086,351
Fair Isaac Corp.(a)(d)	115,865	59,211,650
Intuit, Inc.	194,775	73,985,284
Kingdee International Software Group Co. Ltd.	19,176,000	78,287,148
Microsoft Corp.	1,076,148	239,356,838
Palantir Technologies, Inc., Class A (Acquired 02/07/14, cost $1,200,009)(a)(c)	195,760	4,497,455
Palantir Technologies, Inc., Class A(a)(d)	48,940	1,152,537
Paycom Software, Inc.(a)	127,780	57,788,505
RingCentral, Inc., Class A(a)(d)	221,843	84,071,842
salesforce.com, Inc.(a)	235,016	52,298,110
ServiceNow, Inc.(a)	155,013	85,323,806
Splunk, Inc.(a)	253,702	43,101,433
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	5,030,047
Vertex, Inc., Class A(a)(d)	134,223	4,677,672
Weimob, Inc.(a)(e)	24,987,000	45,044,156
Xero Ltd.(a)	566,835	64,335,319
Zoom Video Communications, Inc., Class A(a)	92,438	31,181,186
Zscaler, Inc.(a)	417,319	83,342,777
		1,675,866,245
Specialty Retail — 0.6%
Carvana Co.(a)(d)	194,141	46,504,535
Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	2,312,058	306,786,976
Total Common Stocks — 94.5% (Cost: $4,118,067,593)		7,579,942,890
Preferred Securities
Preferred Stocks — 1.1%
Diversified Financial Services — 0.1%
TransferWise
Series A (Acquired 06/03/19, cost $1,569,103)(a)(b)(c)	17,742	2,608,606
Series B (Acquired 06/03/19, cost $450,607)(a)(b)(c)	5,095	749,118
Series C (Acquired 06/03/19, cost $251,969)(a)(b)(c)	2,849	418,888
Series D (Acquired 06/03/19, cost $69,694)(a)(b)(c)	788	115,860
Series E (Acquired 06/03/19, cost $7,429)(a)(b)(c)	84	12,351
TransferWise (Seed Preferred) (Acquired 06/03/19, cost $1,327,042)(a)(b)(c)	15,005	2,206,185
		6,111,008
Food Products — 0.1%
Farmer’s Business Network, Inc., Series F (Acquired 07/31/20, cost $6,419,592)(a)(b)(c)	194,200	6,903,810
Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $22,999,949)(a)(b)(c)	209,903	22,999,072
Road & Rail — 0.0%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $2,492,260)(a)(b)(c)	125	1,443,532
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $1,080,592)(a)(b)(c)	39,400	2,217,826
		3,661,358
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.2%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(b)(c)	581,814	$ 2,751,980
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	10,997,617
		13,749,597
Software — 0.4%
Avidxchange, Inc. (Acquired 07/29/20, cost $3,798,430)(a)(b)(c)	77,500	4,284,200
Databricks, Inc., Series F (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	86,150	5,796,172
GitLab, Inc., Series E (Acquired 09/10/19, cost $5,163,325)(a)(b)(c)	277,160	11,879,078
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	5,321,839
Unqork, Inc., Series C (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	7,600	9,310,836
		36,592,125
Total Preferred Securities — 1.1% (Cost: $77,024,110)		90,016,970
Total Long-Term Investments — 95.6% (Cost: $4,195,091,703)		7,669,959,860
Short-Term Securities(f)(g)
Money Market Funds — 7.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	349,737,799	349,737,799
SL Liquidity Series, LLC, Money Market Series, 0.17%(h)	249,359,664	249,434,472
Total Short-Term Securities — 7.5% (Cost: $599,132,625)		599,172,271
Total Investments — 103.1% (Cost: $4,794,224,328)		8,269,132,131
Liabilities in Excess of Other Assets — (3.1)%		(252,119,916)
Net Assets — 100.0%		$ 8,017,012,215
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $242,019,249, representing 3.0% of its net assets as of period end, and an original cost of $152,736,961.
(d)	All or a portion of this security is on loan.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 334,231,401	$ 15,506,398(a)	$ —	$ —	$ —	$ 349,737,799	349,737,799	$ 28,507	$ —
SL Liquidity Series, LLC, Money Market Series	281,402,613	—	(31,927,661)(a)	16,776	(57,256)	249,434,472	249,359,664	330,217(b)	—
				$ 16,776	$ (57,256)	$ 599,172,271		$ 358,724	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 296,856,901	$ —	$ —	$ 296,856,901
Banks	—	—	14,259,906	14,259,906
Chemicals	—	131,428,937	—	131,428,937
Diversified Consumer Services	134,400,374	—	—	134,400,374
Diversified Financial Services	18,776,531	—	6,420,065	25,196,596
Diversified Telecommunication Services	25,352,477	—	—	25,352,477
Entertainment	359,507,643	—	—	359,507,643
Health Care Technology	43,490,700	—	—	43,490,700
Hotels, Restaurants & Leisure	17,365,706	—	—	17,365,706
Interactive Media & Services	495,564,960	236,934,524	—	732,499,484
Internet & Direct Marketing Retail	716,844,341	307,328,800	479,656	1,024,652,797
IT Services	1,100,715,891	122,532,081	—	1,223,247,972
Multiline Retail	—	83,135,041	—	83,135,041
Professional Services	46,697,138	—	—	46,697,138
Real Estate Management & Development	50,472,770	—	—	50,472,770
Road & Rail	13,653,312	—	—	13,653,312
Semiconductors & Semiconductor Equipment	1,033,227,048	295,340,332	—	1,328,567,380
Software	1,401,337,538	262,322,508	12,206,199	1,675,866,245
Specialty Retail	46,504,535	—	—	46,504,535
Technology Hardware, Storage & Peripherals	306,786,976	—	—	306,786,976
Preferred Securities	—	—	90,016,970	90,016,970
Short-Term Securities
Money Market Funds	349,737,799	—	—	349,737,799
	$ 6,457,292,640	$ 1,439,022,223	$ 123,382,796	8,019,697,659
Investments Valued at NAV(a)				249,434,472
				$ 8,269,132,131
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Technology Opportunities Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Securities	Total
Assets
Opening Balance, as of September 30, 2020	25,267,774	73,062,858	98,330,632
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(16,290,531)	(16,290,531)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	8,098,052	10,244,694	18,342,746
Purchases	—	22,999,949	22,999,949
Sales	—	—	—
Closing Balance, as of December 31, 2020	33,365,826	90,016,970	123,382,796
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020(a)	8,098,052	10,244,694	18,342,746

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Technology Opportunities Fund
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks(b)	$ 33,365,826	Market	Revenue Multiple Recent Transactions	10.00x - 16.25x —	12.56x —
Preferred Securities(c)	90,016,970	Market	Revenue Multiple Volatility Time to Exit Recent Transactions	2.75x - 45.00x 55% - 57% 2.5 - 5.0 —	18.04x 57% 3.0 —
	$ 123,382,796

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	For the period end December 31, 2020, the valuation technique for investments classified as Common Stocks amounting to $21,436,058 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)	For the period end December 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $26,295,018 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.
Portfolio Abbreviation
ADR	American Depositary Receipt